S000049068 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	90 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI All Country World Ex-U.S. Index-NR (reflects no deduction for fees, expenses or taxes but are net of dividend tax withholdings)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	32.39%	7.91%		8.41%
MSCI Emerging Markets Index-NR (reflects no deduction for fees, expenses or taxes but are net of dividend tax withholdings)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	33.57%	4.20%		8.42%
Class A
Prospectus [Line Items]
Average Annual Return, Percent		28.74%	(0.82%)	3.98%
Performance Inception Date				Jul. 16, 2018
Class C
Prospectus [Line Items]
Average Annual Return, Percent		34.37%	(0.31%)	4.10%
Performance Inception Date				Jul. 16, 2018
Class FI
Prospectus [Line Items]
Average Annual Return, Percent		36.27%	0.41%		8.11%
Class I
Prospectus [Line Items]
Average Annual Return, Percent		36.67%	0.69%		8.44%
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		36.85%	0.77%		8.35%
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		22.20%	0.72%		7.00%
Class IS
Prospectus [Line Items]
Average Annual Return, Percent		36.78%	0.79%		8.58%

[1]	For Class A and Class C shares, for the period from the class’ inception date to December 31, 2025, the average annual total return of the MSCI All Country World Ex‑U.S. Index‑NR was 7.71%.
[2]	For Class A and Class C shares, for the period from the class’ inception date to December 31, 2025, the average annual total return of the MSCI Emerging Markets Index‑NR was 6.21%.